Fair Value Measurements - Reconciliations of Assets Measured at Fair Value on a Recurring Basis Categorized within Level 3 (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [Line Items]
Total comprehensive (loss)/income for the year	¥ 11,743	¥ 5,852	¥ (6,333)
Fair Value Measurement on a Recurring Basis [Member]
Disclosure of fair value measurement of assets [Line Items]
Beginning balance	15,466
Ending balance	17,256	15,466
Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [Line Items]
Beginning balance	13,120
Ending balance	15,682	13,120
Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member] | Private equity and other financial instruments [Member]
Disclosure of fair value measurement of assets [Line Items]
Beginning balance	12,795	13,648
Total gain for the year: Included in profit or loss	(1,535)	(29)
Total gain for the year: Included in other comprehensive income	(2,456)	(2,140)
Total comprehensive (loss)/income for the year	(3,991)	(2,169)
Purchases	4,949	2,054
Sales and settlements	(1,619)
Return of capital	(121)	(8)
Increase due to business combination	610
Transfers in	326
Effect of exchange rate changes	871	(730)
Ending balance	13,820	12,795	13,648
Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member] | Conversion right and redemption right of preferred stock [member]
Disclosure of fair value measurement of assets [Line Items]
Beginning balance	325	871
Total gain for the year: Included in profit or loss	1,062	(656)
Total comprehensive (loss)/income for the year	1,062	(656)
Purchases	363	197
Effect of exchange rate changes	112	(87)
Ending balance	1,862	¥ 325	¥ 871
Put Option Liabilities [Member] | Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [Line Items]
Total gain for the year: Included in profit or loss	(7)
Total comprehensive (loss)/income for the year	(7)
Purchases	457
Increase due to business combination	33
Effect of exchange rate changes	3
Ending balance	¥ 486